Property, Plant and Equipment - Detailed Information About Property, Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	$ 27,615	$ 29,233
Ending balance		27,544	27,615	[1]
Carrying amount	[1]	27,615	29,233
As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		25,638
Ending balance			25,638
Carrying amount		25,638	25,638
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		47,969
Effect of movements in foreign exchange		(485)
Acquisitions		4,451
Acquisitions through business combinations		24
Disposals		(1,987)
Disposals through the sale of subsidiaries		(4)
Transfer (to)/from other asset categories and other movements		(1,211)
Ending balance		48,757	47,969
Carrying amount		48,757	47,969
Acquisition cost [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		47,969	48,297
Effect of movements in foreign exchange			(3,086)
Acquisitions			4,342
Acquisitions through business combinations			2
Disposals			(1,474)
Disposals through the sale of subsidiaries			(1,128)
Transfer (to)/from other asset categories and other movements			1,014
Ending balance			47,969
Carrying amount		47,969	47,969
Amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(22,331)
Effect of movements in foreign exchange		310
Depreciation		(3,370)
Disposals		1,734
Disposals through the sale of subsidiaries		3
Impairment losses		(87)
Transfer (to)/from other asset categories and other movements		499
Ending balance		(23,242)	(22,331)
Carrying amount		(23,242)	(22,331)
Amortization and impairment losses [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(22,331)	(21,414)
Effect of movements in foreign exchange			1,392
Depreciation			(3,530)
Disposals			1,249
Disposals through the sale of subsidiaries			818
Impairment losses			(91)
Transfer (to)/from other asset categories and other movements			(755)
Ending balance			(22,331)
Carrying amount		(22,331)	(22,331)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,704
Ending balance		8,612	8,704
Carrying amount		8,612	8,704
Land and buildings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,155
Effect of movements in foreign exchange		(94)
Acquisitions		48
Disposals		(208)
Disposals through the sale of subsidiaries		(1)
Transfer (to)/from other asset categories and other movements		316
Ending balance		12,216	12,155
Carrying amount		12,216	12,155
Land and buildings [member] | Amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(3,450)
Effect of movements in foreign exchange		40
Depreciation		(409)
Disposals		119
Disposals through the sale of subsidiaries		1
Impairment losses		(1)
Transfer (to)/from other asset categories and other movements		96
Ending balance		(3,604)	(3,450)
Carrying amount		(3,604)	(3,450)
Plant and Equipment Fixtures and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		14,659
Ending balance		14,743	14,659
Carrying amount		14,743	14,659
Plant and Equipment Fixtures and Fittings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		33,540
Effect of movements in foreign exchange		(374)
Acquisitions		1,236
Acquisitions through business combinations		22
Disposals		(1,777)
Disposals through the sale of subsidiaries		(3)
Transfer (to)/from other asset categories and other movements		1,737
Ending balance		34,381	33,540
Carrying amount		34,381	33,540
Plant and Equipment Fixtures and Fittings [member] | Amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(18,881)
Effect of movements in foreign exchange		270
Depreciation		(2,961)
Disposals		1,615
Disposals through the sale of subsidiaries		2
Impairment losses		(86)
Transfer (to)/from other asset categories and other movements		403
Ending balance		(19,638)	(18,881)
Carrying amount		(19,638)	(18,881)
Construction in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,274
Ending balance		2,160	2,274
Carrying amount		2,160	2,274
Construction in Progress [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,274
Effect of movements in foreign exchange		(17)
Acquisitions		3,167
Acquisitions through business combinations		2
Disposals		(2)
Disposals through the sale of subsidiaries		0
Transfer (to)/from other asset categories and other movements		(3,264)
Ending balance		2,160	2,274
Carrying amount		$ 2,160	$ 2,274

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.